Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions
20. Related Party Transactions
In connection with the Separation and in the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated prior to the Separation were settled through parent net investment at the time of the transaction:
Lionsgate corporate general and administrative expenses:
As described in Note 1, in connection with the Business Combination, the Company and Lionsgate entered into the Shared Services Agreement which took effect upon the Closing. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Lionsgate, except for an amount of $10.0 million to be allocated annually to Lionsgate. During the three and six months ended September 30, 2024, $28.1 million and $59.2 million, respectively, of Lionsgate corporate general and administrative expenses, excluding amounts related to share-based compensation discussed below, were allocated to the Company. Of the total amount allocated to the Company during three and six months ended September 30, 2024, $28.1 million and $45.0 million was allocated to the Company after the Separation pursuant to the Shared Services Agreement.

Prior to the Separation, during the six months ended September 30, 2024, $14.2 million of corporate expenses were allocated to the Company (three and six months ended September 30, 2023—$26.5 million and $51.0 million, respectively).
Share-based compensation:
The Separation Agreement and the Shared Services Agr
ee
ment provide that officers, employees and directors of LG Studios will continue to receive awards of equity and equity-based compensation pursuant to the existing equity incentive plans of Lionsgate. Such awards are treated as a capital contribution by Lionsgate to LG Studios, and the share-based compensation expense for such awards is allocated to LG Studios.
Prior to the Separation, Lionsgate provided share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. Prior to the Separation, license fee amounts due were settled with the Starz Business through parent net investment. License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the unaudited condensed consolidated balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in reve
n
ue from contracts with customers and presented separately in the unaudited condensed consolidated statements of operations (see Note 11).
Operating expense reimbursement:
As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. See “Transactions with Lionsgate” below for further discussion of the settlement of these transactions. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Monetization of certain accounts receivables:
The Company had an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement, which matured on October 1, 2023. The Company purchased the transferred receivables at fair value and recorded them at the purchased amount on its balance sheet and classified the purchase price paid in parent net investment (see Note 19). The accounts receivables purchased from the Starz Business were historically pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business was accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections were reflected as investing activities in the unaudited condensed consolidated statements of cash flows.
Transactions with Lionsgate
Prior to the Separation, Lionsgate utilized a centralized approach to cash management. Cash generated by the Studio Business was managed by Lionsgate’s centralized treasury function and cash was routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Payables to and receivables from Lionsgate, primarily related to the Starz Business, were often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate were accounted for as parent net investment.

Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate were generally accounted for through the parent net investment account. Settlements of amounts payable and receivable when due through the parent net investment account were reflected as cash payments or receipts for the applicable operating transaction within operating activities, with the net change in parent net investment included within financing activities in the unaudited condensed consolidated statements of cash flows.
The net transfers to and from Lionsgate through the period prior to the Separation discussed above were as follows:

	Six Months Ended September 30,
	2024	2023
Cash pooling and general financing activities	$87.9	$(133.2)
Licensing of content (1)	9.7	266.1
Corporate reimbursements	(5.3)	2.0
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	13.9
Funding of purchases of accounts receivables held for collateral	—	(85.6)

Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$94.6	$63.2

Share-based compensation (including allocation of share-based compensation)	(6.0)	(29.5)
Other non-cash transfer (2)	(33.4)	5.3

Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$55.2	$39.0

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
(2)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Separation in the six months ended September 30, 2024.

20. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Company or borrowed under certain debt obligations is managed by Lionsgate’s centralized treasury function and is routinely transferred to the Company or to the Starz Business to fund operating activities of the Studio Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement and the settlement of payables and receivables when due with Lionsgate are generally accounted for through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). Settlements of amounts payable and receivable when due are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in transactions that otherwise would have been presented as a change in parent net investment prior to the recast to accumulated deficit in connection with the reverse recapitalization described in Note 1, included within financing activities in the combined statements of cash flows.
In the normal course of business, the Company enters into transactions with Lionsgate and the Starz Business which include the following, which unless otherwise indicated are settled through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1) at the time of the transaction:
Licensing of content to the Starz Business:
The Company licenses motion pictures and television programming (including Starz original productions) to the Starz Business. The license fees generally are due upon delivery or due at a point in time following the first showing. License fee amounts due are settled with the Starz Business through accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see Note 1). License fees receivable, not yet due from the Starz Business, are reflected in due from the Starz Business on the combined balance sheets. The consideration to which the Company is entitled under the license agreements with the Starz Business is included in revenue from contracts with customers and presented separately in the combined statement of operations (see Note 12).
Corporate expense allocations:
As previously described in Note 1, the accompanying combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the year ended March 31, 2024, corporate expense allocations, excluding amounts related to share-based compensation discussed below, amounted to $110.6 million (2023 - $100.9 million, 2022 - $80.0 million).
Operating expense reimbursement:
As previously described in Note 1, the Company pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the Company such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Studio Business and the Starz Business as applicable.
Share- based compensation:
Lionsgate provides share-based compensation related to the Studio Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Studio Business.
Monetization of certain accounts receivables:
The Company has entered into an agreement with Starz for Starz to transfer certain accounts receivables to the Company to participate in the Company’s pooled monetization arrangement. The Company purchases the transferred receivables at fair value and records them at the purchased amount on its balance sheet and classifies the purchase price paid in parent net investment (see Note 19). The accounts receivables purchased from the Starz Business have historically been pledged as collateral under this agreement. Any discount on the purchase of the receivable from the Starz Business is accreted to interest income over the period to collection of the accounts receivable. The accounts receivable purchased from the Starz Business and subsequent collections are reflected as investing activities in the combined statements of cash flows.
Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$(199.3)	$36.1	$(305.2)
Licensing of content (1)	540.0	733.3	567.7
Corporate reimbursements	7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)	27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral	(85.5)	(183.7)	(172.9)

Net transfers to (from) Parent per combined statements of cash flows	$290.1	$621.3	$119.7

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Share-based compensation (including allocation of share-based compensation)	(62.5)	(73.4)	(70.2)
Other non-cash transfer	11.9	2.5	—

Net transfers to (from) Parent per combined statements of equity (deficit)	$239.5	$550.4	$49.5

(1)	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.
Other Related Party Transactions
In April 2004, a wholly-owned subsidiary of the Company entered into agreements (as amended) with Ignite, LLC (“Ignite”) for distribution rights to certain films. Michael Burns, the Vice Chair and a director of Lionsgate, owns a 65.45% interest in Ignite, and Hardwick Simmons, a director of Lionsgate, owns a 24.24% interest in Ignite. During the year ended March 31, 2024, $0.3 million was paid to Ignite under these agreements (2023-$0.4 million).
See Note 1 and Note 21 for a description of the Business Combination Agreement with SEAC. Harry E. Sloan, a director of Lionsgate, is also the Chairman of SEAC, and owns, directly or indirectly, a material interest in Eagle Equity Partners V, LLC, a Delaware limited liability company, the SEAC sponsor. Mr. Sloan recused himself from the decisions to approve the Business Combination made by both the board of directors of SEAC and Lionsgate.
Transactions with Equity Method Investees
Equity Method Investees.
In the ordinary course of business, the Company is involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company’s films and television programs and the lease of a studio facility owned by a former equity-method investee, for which the impact on the Company’s combined balance sheets and combined statements of operations is as follows (see Note 1 and Note 5):

	March 31,
	2024	2023
	(Amounts in millions)
Combined Balance Sheets
Accounts receivable	$8.1	$10.8
Investment in films and television programs (1)	2.2	7.9
Other assets, noncurrent (1)	—	45.8

Total due from related parties	$10.3	$64.5

Accounts payable (2)	$16.8	$16.8
Other accrued liabilities (1)	—	6.7
Participations and residuals, current	5.5	7.5
Participations and residuals, noncurrent	1.3	2.0
Deferred revenue, current	0.1	—
Other liabilities (1)	—	41.4

Total due to related parties	$23.7	$74.4

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Combined Statements of Operations
Revenues	$3.0	$4.8	$3.0
Direct operating expense	$5.0	$8.3	$6.5
Distribution and marketing expense	$0.8	$0.4	$0.2
Interest and other income	$—	$—	$3.0

(1)
As of March 31, 2023, the Company had certain operating leases related to a studio facility owned by an equity-method investee which was sold during the year ended March 31, 2024. Amounts related to these leases as of March 31, 2023 are included in the table above in investment in films and television programs, other assets - noncurrent, other accrued liabilities and other liabilities.

(2)	Amounts primarily represent production related advances due to certain of its equity method investees.

Starz Business of Lions Gate Entertainment Corp
Related Party Transaction [Line Items]
Related Party Transactions
1
5
. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, prior to the Studio Separation Lionsgate utilized a centralized approach to cash management. Cash generated by the Starz Business or borrowed under certain debt obligations was routinely transferred into accounts managed by Lionsgate’s centralized treasury function which was then transferred to the Starz Business or the LG Studios Business to fund operating activities of the LG Studios Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement, except for cash settlement of specific payables with Lionsgate are accounted for through the net parent investment account. Settlement of payables and receivables with Lionsgate when due are also accounted for through the net parent investment account. Net parent investment is presented in the combined statements of equity (deficit). Settlements of amounts payable and receivable when due through the net parent investment account are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in parent net investment included within financing activities in the combined statements of cash flows.
Intercompany Revolver.
In connection with the Studio Separation, on May 13, 2024, LGAC International LLC, a Delaware limited liability company and wholly owned subsidiary of Lionsgate Studios (“LGAC International”) and Lions Gate Capital Holdings 1, Inc., a Delaware corporation and wholly owned subsidiary of the Starz Business (“LGCH1”), entered into a revolving credit agreement (the “Intercompany Revolver”), pursuant to which LGAC International and LGCH1 agreed to make revolving loans to each other from time to time, provided that the net amount owing by one party to the other at any particular time may not exceed $
150.0
 million. Amounts advanced by one party will be used to repay existing indebtedness owing to the other party thereunder, if any, such that at no time will amounts be owing in both directions. The net amount owing under the Intercompany Revolver, at any time, shall bear interest on the outstanding principal amount at a rate equal to adjusted term SOFR plus
1.75
%. The Intercompany Revolver will, among other things, terminate in connection with the completion of the Transactions. There was $
80.4

million outstanding and due to LGCH1 at September 30, 2024.
In the normal course of business, the Starz Business enters into transactions with Lionsgate and the LG Studios Business which include the following, which unless otherwise indicated are settled through net parent investment at the time of the transaction:
Licensing of content from the LG Studios Business:
The Starz Business licenses motion pictures and television programming (including Starz original productions) from the LG Studios Business. The license fees incurred generally are due upon delivery or due at a point in time following the first showing. Prior to the Studio Separation, license fees related to Starz original programs are settled with the LG Studios Business through parent net investment. License fees related to library and output content purchased for the U.S. operations are generally settled in cash. License fees payable, not yet due and not yet paid to the LG Studios Business, are reflected in due to the LG Studios Business on the combined balance sheets.
In connection with licensing content from the LG Studios Business, the Starz Business incurred and expensed incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic. The charges from the LG Studios Business are included in direct operating expense, see Note 1
1
.
Corporate expense allocations:
As previously described in Note 1, the accompanying condensed combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the six
months ended
September
 30, 2024, corporate expense allocations amounted to $6.1 million (2023 -

$12.1 million).
Operating expense reimbursement:
As previously described in Note 1, the LG Studios Business pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the LG Studios Business such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Starz Business and the LG Studios Business as applicable.

Share-based compensation:
Lionsgate provides share-based compensation related to Starz Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Starz Business.
Monetization of certain accounts receivables:
The Starz Business historically had an agreement with the LG Studios Business to transfer certain accounts receivables to the LG Studios Business to participate in the LG Studios Business’ pooled monetization arrangement, which concluded in October 2023. The Starz Business accounted for the transfers of these receivables as a sale, removed (derecognized) the carrying amount of the receivables from its balance sheets and classified the proceeds received against parent net investment, see Note 14.

Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Cash pooling and general financing activities	$(72.0)	$165.0
Licensing of content (1)	0.8	(265.7)
Operating expense reimbursement	5.3	(2.0)
Corporate expense allocations (excluding allocation of share-based compensation)	(2.3)	(13.9)
Proceeds from sales of accounts receivable	—	85.6

Net transfers from Parent per combined statements of cash flows (2)	(68.2)	(31.0)
Share-based compensation (including allocation of share-based compensation) (3)	(9.9)	(14.0)
Other non-cash transfer (4)	35.0	—

Net transfers from Parent per combined statements of equity (deficit)	$(43.1)	$(45.0)

(1)	Reflects the settlement of amounts due to the LG Studios Business related to the LG Studios Business’s licensing arrangements wit h the Starz Business.
(2)
Amounts include net transfers from Parent included in net cash flows provided by financing activities from discontinued operations of $2.8 million for the six months ended September 30, 2024 (six months ended September 30, 2023 — $44.6 million).

(3)	Amounts include share based compensation from discontinued operations of $0.3 million for the six months ended September 30, 2024 (six months ended September 30, 2023 — $1.0 million).
(4)	Includes a non-cash transfer of debt through Parent net investment of $35.0 million in connection with the Studio Separation during the six months ended September 30, 2024.

17. Related Party Transactions
Transactions with Lionsgate
As described in Note 1, Lionsgate utilizes a centralized approach to cash management. Cash generated by the Starz Business or borrowed under certain debt obligations is routinely transferred into accounts managed by Lionsgate’s centralized treasury function which is then transferred to the Starz Business or the LG Studios Business to fund operating activities of the LG Studios Business and the Starz Business when needed.
Because of this centralized approach to cash management, financial transactions for cash movement, except for cash settlement of specific payables with Lionsgate, are accounted for through the net parent investment account. Settlement of payables and receivables with Lionsgate when due are also accounted for through the net parent investment account. Net parent investment is presented in the combined statements of equity (deficit). Settlements of amounts payable and receivable when due through the net parent investment account are reflected as cash payments or receipts for the applicable operating transaction within operating activities in the combined statements of cash flows, with the net change in parent net investment included within financing activities in the combined statements of cash flows.
In the normal course of business, the Starz Business enters into transactions with Lionsgate and the LG Studios Business which include the following, which unless otherwise indicated are settled through net parent investment at the time of the transaction:
Licensing of content from the LG Studios Business:
The Starz Business licenses motion pictures and television programming (including Starz original productions) from the LG Studios Business. The license fees incurred generally are due upon delivery or due at a point in time following the first showing. License fees related to Starz original programs are settled with the LG Studios Business through parent net investment. License fees related to library and output content purchased for the U.S. operations are generally settled in cash. License fees payable, not yet due to the LG Studios Business, are reflected in due to the LG Studios Business on the combined balance sheets.
In connection with licensing content from the LG Studios Business, the Starz Business incurred and expensed incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the
COVID-19
global pandemic. The charges from the LG Studios Business are included in direct operating expense, see Note 13.
Corporate expense allocations:
As previously described in Note 1, the accompanying combined financial statements include allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services. During the year ended March 31, 2024, corporate expense allocations amounted to $25.6 million (2023 - $21.9 million, 2022- $17.2 million).
Operating expense reimbursement:
As previously described in Note 1, the LG Studios Business pays certain expenses on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs. The Starz Business also pays certain expenses on behalf of the LG Studios Business such as legal expenses, software development costs and severance. These expenditures are reflected in the financial statements of the Starz Business and the LG Studios Business as applicable.

Share-based compensation:
Lionsgate provides share-based compensation related to Starz Business employees and as part of its corporate expense allocations a proportionate amount of the share-based compensation related to those corporate functions is allocated to the Starz Business.
Monetization of certain accounts receivables:
The Starz Business historically had an agreement with the LG Studios Business to transfer certain accounts receivables to the LG Studios Business to participate in the LG Studios Business’ pooled monetization arrangement, which concluded in October 2023. The Starz Business accounted for the transfers of these receivables as a sale, removed (derecognized) the carrying amount of the receivables from its balance sheets and classified the proceeds received against parent net investment, see Note 16.
Parent Net Investment
The net transfers to and from Lionsgate discussed above were as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash pooling and general financing activities	$223.3	$(10.6)	$346.7
Licensing of content (1)	(550.1)	(713.2)	(589.7)
Operating expense reimbursement	(7.0)	(13.3)	(10.8)
Corporate expense allocations (excluding allocation of share-based compensation)	(27.9)	(22.3)	(19.3)
Proceeds from sales of accounts receivable	85.5	183.7	172.9

Net transfers from Parent per combined statements of cash flows (2)	$(276.2)	$(575.7)	$(100.2)
Share based compensation (including allocation of share-based compensation) (3)	(26.4)	(28.7)	(29.9)

Net transfers from Parent per combined statements of equity (deficit)	$(302.6)	$(604.4)	$(130.1)

(1)	Reflects the settlement of amounts due to the LG Studios Business related to the LG Studios Business’ licensing arrangements with the Starz Business.
(2)
Amounts include net transfers from Parent included in net cash flows provided by financing activities from discontinued operations of $146.7 million for the fiscal year ended March 31, 2024 (2023 — $228.0 million, 2022 — $171.1 million).

(3)	Amounts include share based compensation from discontinued operations of $1.8 million for the fiscal year ended March 31, 2024 (2023 — $3.0 million, 2022 — $1.9 million).